DERIVATIVE LIABILITY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain on change in fair value of the derivative liability	$ 6,700	$ 2,000	$ 3,000	$ 400	$ 3,800	$ 300
Derivative Liability	$ 2,000		$ 2,000		$ 6,800	$ 1,800